Exhibit 99.1

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	August 2017
Distribution Date	09/15/17
Transaction Month	32
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 26, 2014
Closing Date:	January 21, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,300,588,453.92	71,733	3.22%	56.95
Original Adj. Pool Balance:		$1,260,113,012.83

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$238,000,000.00	18.299%	0.24000%		January 15, 2016
Class A-2 Notes	Fixed	$400,000,000.00	30.755%	0.68000%		October 16, 2017
Class A-3 Notes	Fixed	$400,000,000.00	30.755%	1.05000%		April 15, 2019
Class A-4 Notes	Fixed	$128,230,000.00	9.859%	1.37000%		July 15, 2020
Class B Notes	Fixed	$22,680,000.00	1.744%	1.78000%		July 15, 2020
Class C Notes	Fixed	$34,020,000.00	2.616%	1.98000%		July 15, 2020
Class D Notes	Fixed	$27,720,000.00	2.131%	2.73000%		June 15, 2021
Total Securities		$1,250,650,000.00	96.160%

Overcollateralization		$9,463,012.83	0.728%
YSOA		$40,475,441.09	3.112%
Total Original Pool Balance		$1,300,588,453.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$103,478,827.59	0.2586971	$83,364,020.87	0.2084101	$20,114,806.72
Class A-4 Notes	$128,230,000.00	1.0000000	$128,230,000.00	1.0000000	$-
Class B Notes	$22,680,000.00	1.0000000	$22,680,000.00	1.0000000	$-
Class C Notes	$34,020,000.00	1.0000000	$34,020,000.00	1.0000000	$-
Class D Notes	$27,720,000.00	1.0000000	$27,720,000.00	1.0000000	$-
Total Securities	$316,128,827.59	0.2527716	$296,014,020.87	0.2366881	$20,114,806.72

Weighted Avg. Coupon (WAC)	3.13%		3.13%
Weighted Avg. Remaining Maturity (WARM)	27.96		27.08
Pool Receivables Balance	$343,512,688.93		$322,778,082.94
Remaining Number of Receivables	40,732		39,572

Adjusted Pool Balance	$335,030,522.78		$314,915,716.07

III. COLLECTIONS

Principal:
Principal Collections	$20,093,632.64
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$365,109.40
Total Principal Collections	$20,458,742.04

Interest:
Interest Collections	$901,360.94
Late Fees & Other Charges	$47,899.24
Interest on Repurchase Principal	$-
Total Interest Collections	$949,260.18

Collection Account Interest	$13,628.64
Reserve Account Interest	$2,314.90
Servicer Advances	$-

Total Collections	$21,423,945.76

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	August 2017
Distribution Date	09/15/17
Transaction Month	32
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$21,423,945.76
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$21,423,945.76

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$286,260.57	$-	$286,260.57	$286,260.57
	Collection Account Interest					$13,628.64
	Late Fees & Other Charges					$47,899.24
Total due to Servicer						$347,788.45

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$90,543.97		$90,543.97
	Class A-4 Notes		$146,395.92		$146,395.92

	Total Class A interest:		$236,939.89		$236,939.89	$236,939.89

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$33,642.00		$33,642.00	$33,642.00

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$56,133.00		$56,133.00	$56,133.00

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$63,063.00		$63,063.00	$63,063.00

	Available Funds Remaining:					$20,686,379.42

9.	Regular Principal Distribution Amount:					$20,114,806.72

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$20,114,806.72
	Class A-4 Notes				$-
	Class A Notes Total:		$20,114,806.72		$20,114,806.72
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$20,114,806.72		$20,114,806.72

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					571,572.70

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$8,482,166.15
Beginning Period Amount	$8,482,166.15
Current Period Amortization	$619,799.27
Ending Period Required Amount	$7,862,366.87
Ending Period Amount	$7,862,366.87
Next Distribution Date Required Amount	$7,267,992.85

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	August 2017
Distribution Date	09/15/17
Transaction Month	32
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,150,282.53
Beginning Period Amount	$3,150,282.53
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,150,282.53
Ending Period Amount	$3,150,282.53

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$18,901,695.19	$18,901,695.19	$18,901,695.19
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	5.64%	6.00%	6.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.66%	39,043	97.91%	$316,036,753.96
30 - 60 Days	1.06%	419	1.64%	$5,301,259.92
61 - 90 Days	0.24%	93	0.38%	$1,235,984.28
91-120 Days	0.04%	17	0.06%	$204,084.78
121 + Days	0.00%	0	0.00%	$-
Total		39,572		$322,778,082.94

Delinquent Receivables 30+ Days Past Due
Current Period	1.34%	529	2.09%	$6,741,328.98
1st Preceding Collection Period	1.38%	562	2.11%	$7,248,604.62
2nd Preceding Collection Period	1.21%	503	1.81%	$6,588,778.31
3rd Preceding Collection Period	1.13%	487	1.70%	$6,560,831.88
Four-Month Average	1.26%		1.93%

Repossession in Current Period		33		$409,054.19
Repossession Inventory		81		$293,000.07

Current Charge-Offs
Gross Principal of Charge-Offs				$640,973.35
Recoveries				$(365,109.40)
Net Loss				$275,863.95

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.96%

Average Pool Balance for Current Period				$333,145,385.94

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.99%
1st Preceding Collection Period				0.78%
2nd Preceding Collection Period				0.50%
3rd Preceding Collection Period				0.55%
Four-Month Average				0.71%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		58	2,122	$30,589,751.59
Recoveries		55	1,904	$(16,543,765.78)
Net Loss				$14,045,985.81
Cumulative Net Loss as a % of Initial Pool Balance				1.08%

Net Loss for Receivables that have experienced a Net Loss *		39	1,664	$14,091,492.38
Average Net Loss for Receivables that have experienced a Net Loss				$8,468.44

Principal Balance of Extensions				$1,611,764.61
Number of Extensions				121

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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